Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt
Schedule of debt

	June 30,	December 31,
	2023	2022

	amounts in thousands
Baseball
League wide credit facility	$—	—
MLB facility fund – term	30,000	30,000
MLB facility fund – revolver	43,125	43,700
TeamCo revolver	—	—
Term debt	168,561	171,694
Mixed-Use Development
Credit facilities	35,058	103,163
Term debt	266,069	197,334
Deferred financing costs	(4,118)	(3,925)
Total debt	538,695	541,966
Debt classified as current	(7,205)	(74,806)
Total long-term debt	$531,490	467,160

	December 31,
	2022	2021

	amounts in thousands
Baseball
League wide credit facility	$—	100,000
MLB facility fund – term	30,000	30,000
MLB facility fund – revolver	43,700	46,000
TeamCo revolver	—	20,000
Term debt	171,694	233,286
Mixed-Use Development
Credit facilities	103,163	175,618
Term debt	197,334	95,000
Deferred financing costs	(3,925)	(3,201)
Total debt	541,966	696,703
Debt classified as current	(74,806)	(11,685)
Total long-term debt	$467,160	685,018

Schedule of maturities of long-term debt

As of December 31, 2022, the principal maturities of outstanding debt obligations for each of the next five years are as follows (amounts in thousands):

2023	$74,806
2024	$42,647
2025	$104,282
2026	$53,325
2027	$103,256